TAMARACK FUNDS TRUST

Treasury Plus Money Market Fund

Supplement dated March 12, 2008 to the Prospectus dated January 28, 2008

This Supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

On March 7, 2008, the Board of Trustees of Tamarack Funds Trust unanimously voted to liquidate the Treasury Plus Money Market Fund (the “Fund”). Accordingly, effective on or about March 12, 2008, the Fund will no longer be offered for purchases or exchanges other than through dividend reinvestment. This decision was made after careful consideration of the Fund's operations, asset size and current expenses. The Fund will suspend all purchases and exchanges in order to facilitate an orderly liquidation on or after March 12, 2008. We will automatically redeem your shares for cash and forward the proceeds to you based on the instruction listed on your account.

The sale, exchange or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

Please contact Tamarack Funds Trust at 1-800-422-2766 for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TAMARACK FUNDS TRUST

Statement of Additional Information for the Tamarack Money Market Funds

Supplement dated March 12, 2008 to the Statement of Additional Information
dated January 28, 2008

This Supplement provides new and additional information beyond that contained in the
Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

On March 7, 2008, the Board of Trustees of Tamarack Funds Trust unanimously voted to liquidate the Treasury Plus Money Market Fund (the “Fund”). Accordingly, effective on or about March 12, 2008, the Fund will no longer be offered for purchases or exchanges other than through dividend reinvestment. Effective March 12, 2008, all references to the Fund are hereby deleted.

Please contact Tamarack Funds Trust at 1-800-422-2766 for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE